Accrued Liabilities	12 Months Ended
Dec. 31, 2014
Payables And Accruals [Abstract]
Accrued Liabilities

NOTE 17 – ACCRUED LIABILITIES

A summary of other accrued liabilities at December 31 follows (in thousands):

	2014	2013
Accrued acquisition and divestiture costs	$49,655	$1,908
Patient accounts	38,504	38,386
Accrued interest	33,399	11,957
Taxes other than income	27,140	37,408
Accrued litigation	19,108	40,629
Other	22,174	16,207
	$189,980	$146,495